Acquisition - Additional Information (Details) - Relec Electronics Ltd [Member]	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($)	Nov. 09, 2020
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							100.00%
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net						$ 3,765,000
Payments to Acquire Businesses, Gross					$ 3,627,000
Stock Purchase Agreement [Member]
Business Acquisition [Line Items]
Business Acquisition Maximum Payout Amount			$ 665,000	€ 500,000
Stock Purchase Agreement [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Business Acquisition Maximum Payout Amount	$ 665,000	$ 665,000